SIDLEY AUSTIN LLP

787 SEVENTH AVENUE

NEW YORK, NY 10019

+1 212 839 5300

+1 212 839 5599 FAX

AMERICA ∙ ASIA PACIFIC ∙ EUROPE

August 17, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: BlackRock Wealth Liquid Environmentally Aware Fund (the "Fund"), a series of BlackRock FundsSM

(Securities Act File No. 33-26305, Investment Company Act File No. 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Investor and Institutional Shares, Service Shares and Premier Shares Prospectuses of the Fund, dated July 29, 2020, as filed pursuant to Rule 497(c) under the Securities Act of 1933, on August 3, 2020 (the "497 Filing"). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-

5511.

Very truly yours,

/s/ Douglas E. McCormack Douglas E. McCormack

Enclosures

cc:       Janey Ahn
           Tricia Meyer

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.